VARIABLE INTEREST ENTITIES (Tables)	12 Months Ended
Dec. 31, 2018
Financial Information of VIE Subsidiaries included in Consolidated Financial Statements with Intercompany Balances and Transactions Eliminated
Summary financial information of the VIE subsidiaries included in the accompanying consolidated financial statements with intercompany balances and transactions eliminated are as follows:

	December 31, 2017	December 31, 2018	December 31, 2018
	RMB	RMB	US$
			(Note 3)
Total assets	99,468,575	80,531,978	11,712,890
Total liabilities	335,667,587	335,980,249	48,866,300

	2016	2017	2018	2018
	RMB	RMB	RMB	US$
				(Note 3)
Net revenues	38,445,435	19,995,118	16,567,372	2,409,624
Net loss	(80,050,853)	(71,839,112)	(49,024,050)	(7,130,252)